UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2019                 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 96.7%
Communication Services - 10.9%
Baidu, Inc., Sponsored ADR (China)*	36,120	$6,235,396
Bharti Infratel, Ltd. (India)	480,748	1,981,882
iQIYI, Inc., ADR (China)*,1	72,688	1,462,482
NetEase, Inc., ADR (China)	5,406	1,361,934
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,126,247	872,470
Tencent Holdings, Ltd. (China)	106,500	4,740,807
Tencent Music Entertainment Group, ADR (China)*,1	68,592	1,025,450
Zee Entertainment Enterprises, Ltd. (India)	125,805	674,451
Total Communication Services		18,354,872
Consumer Discretionary - 19.7%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,1	51,491	8,675,719
Ctrip.com International, Ltd., ADR (China)*	51,426	1,712,486
Feng TAY Enterprise Co., Ltd. (Taiwan)	335,600	2,138,805
Hanon Systems (South Korea)	136,999	1,581,787
MakeMyTrip, Ltd. (India)*	45,943	1,223,003
Maruti Suzuki India, Ltd. (India)	11,444	1,071,696
Midea GroupCo. Ltd., Class A (China)	144,000	938,337
Mr Price Group, Ltd. (South Africa)	44,020	740,988
Naspers, Ltd., N Shares (South Africa)	22,859	5,287,831
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	18,089	1,393,576
Nexteer Automotive Group, Ltd. (United States)	703,000	1,064,314
Sands China, Ltd. (Macau)	536,847	2,575,431
Shenzhou International Group Holdings, Ltd. (China)	186,000	2,190,216
Yum China Holdings, Inc. (China)	70,974	2,587,002
Total Consumer Discretionary		33,181,191
Consumer Staples - 6.8%
Bid Corp., Ltd. (South Africa)	106,080	2,276,507
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	279,300	1,013,862
Kweichow Moutai Co., Ltd., Class A (China)	24,200	2,499,566
LG Household & Health Care, Ltd. (South Korea)	1,596	1,815,891
Uni-President Enterprises Corp. (Taiwan)	389,000	921,811
Wal-Mart de Mexico, SAB de CV (Mexico)	687,900	1,806,964
Wuliangye Yibin Co., Ltd., Class A (China)	130,700	1,182,631
Total Consumer Staples		11,517,232
Energy - 2.4%
China Petroleum & Chemical Corp., ADR (China)	13,711	1,144,183
LUKOIL PJSC, Sponsored ADR (Russia)	10,520	844,730

	Shares	Value
Novatek PJSC, Sponsored GDR (Russia)	10,801	$1,983,053
Total Energy		3,971,966
Financials - 29.9%
AIA Group, Ltd. (Hong Kong)	298,400	2,694,407
Banco Bradesco, S.A., ADR (Brazil)	335,633	4,168,562
Banco de Chile, ADR (Chile)[1]	40,956	1,300,762
Bancolombia, S.A., Sponsored ADR (Colombia)[1]	33,085	1,475,591
Bank Mandiri Persero Tbk PT (Indonesia)	2,375,300	1,272,980
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	7,659,835	2,123,229
BB Seguridade Participacoes, S.A. (Brazil)	103,235	879,162
BDO Unibank, Inc. (Philippines)	453,381	1,177,942
China Construction Bank Corp., Class H (China)	4,826,000	4,347,269
Credicorp, Ltd. (Peru)	12,393	3,008,772
Dongbu Insurance Co., Ltd. (South Korea)	21,000	1,311,449
FirstRand, Ltd. (South Africa)	486,664	2,557,310
Grupo Financiero Banorte, S.A.B de CV (Mexico)	424,400	2,360,336
Grupo Financiero Galicia, S.A., ADR (Argentina)[1]	19,830	723,993
HDFC Bank, Ltd., ADR (India)	14,029	1,377,928
Housing Development Finance Corp., Ltd. (India)	108,833	2,949,235
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	292,676	3,114,073
Kasikornbank PCL (Thailand)	263,900	1,709,670
Noah Holdings, Ltd., ADR (China)*	12,486	586,842
OTP Bank Plc (Hungary)	45,909	1,893,911
Ping An Insurance Group Co. of China, Ltd., Class H (China)	355,500	3,460,992
Sberbank of Russia PJSC, Sponsored ADR (Russia)	352,610	4,795,059
Shinhan Financial Group Co., Ltd. (South Korea)*	24,891	962,737
Total Financials		50,252,211
Health Care - 4.0%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	336,100	1,110,412
Fleury, S.A. (Brazil)	314,618	1,921,937
Livzon Pharmaceutical Group, Inc., Class H (China)	137,900	443,939
Odontoprev, S.A. (Brazil)	420,506	1,885,083
Osstem Implant Co., Ltd. (South Korea)*	13,732	687,530
Richter Gedeon Nyrt (Hungary)	34,583	738,560
Total Health Care		6,787,461
Industrials - 5.3%
Adani Ports & Special Economic Zone, Ltd. (India)	139,717	667,665
The Bidvest Group, Ltd. (South Africa)	77,858	1,194,122
Copa Holdings, S.A., Class A (Panama)	16,868	1,599,930

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 5.3% (continued)
Doosan Bobcat, Inc. (South Korea)	42,523	$1,271,738
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	90,520	814,537
KOC Holding A.S. (Turkey)	466,050	1,562,716
Shanghai International Airport Co., Ltd., Class A (China)	247,669	1,831,361
Total Industrials		8,942,069
Information Technology - 14.2%
Delta Electronics, Inc. (Taiwan)	375,720	1,877,387
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	122,200	551,454
Hon Hai Precision Industry Co., Ltd. (Taiwan)	754,224	1,748,234
Infosys, Ltd., Sponsored ADR (India)	100,737	1,087,960
Samsung Electronics Co., Ltd. (South Korea)	191,267	7,974,712
SK Hynix, Inc. (South Korea)	46,292	3,095,533
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,021,632	7,578,436
Total Information Technology		23,913,716
Materials - 3.1%
Grasim Industries, Ltd. (India)	38,913	395,090
Grupo Mexico, S.A.B de CV (Mexico)	212,100	504,787
Industrias Penoles, S.A.B de CV (Mexico)	64,205	876,369
LG Chem, Ltd. (South Korea)	6,163	2,044,537
Mondi PLC (United Kingdom)	54,831	1,325,981
Total Materials		5,146,764
Real Estate - 0.4%
Emaar Malls PJSC (United Arab Emirates)	1,443,234	617,851
Total Common Stocks (Cost $141,070,928)		162,685,333

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $9,055,735 or 5.4% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Short-Term Investments - 4.0%
Joint Repurchase Agreements - 1.2%[2]
Citigroup Global Markets, Inc., dated 01/31/19, due 02/01/19, 2.570% total to be received $1,000,071 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 03/31/19 -02/01/49, totaling $1,020,000)	$1,000,000	$1,000,000
Guggenheim Securities LLC, dated 01/31/19, due 02/01/19, 2.600% total to be received $930,247 (collateralized by various U.S. Government Agency Obligations, 2.309% - 7.000%, 09/01/26 - 05/20/68, totaling $948,784)	930,180	930,180
Total Joint Repurchase Agreements		1,930,180

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	1,569,501	1,569,501
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	1,569,501	1,569,501
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	1,617,061	1,617,061
Total Other Investment Companies		4,756,063
Total Short-Term Investments (Cost $6,686,243)		6,686,243
Total Investments - 100.7% (Cost $147,757,171)		169,371,576
Other Assets, less Liabilities - (0.7)%		(1,208,103)
Net Assets - 100.0%		$168,163,473

[3]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt
GDR Global Depositary Receipt

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$18,996,021	$31,256,190	—	$50,252,211
Consumer Discretionary	15,591,786	17,589,405	—	33,181,191
Information Technology	1,087,960	22,825,756	—	23,913,716
Communication Services	10,085,262	8,269,610	—	18,354,872
Consumer Staples	1,806,964	9,710,268	—	11,517,232
Industrials	2,414,467	6,527,602	—	8,942,069
Health Care	3,807,020	2,980,441	—	6,787,461
Materials	1,381,156	3,765,608	—	5,146,764
Energy	1,144,183	2,827,783	—	3,971,966
Real Estate	—	617,851	—	617,851
Short-Term Investments
Joint Repurchase Agreements	—	1,930,180	—	1,930,180
Other Investment Companies	4,756,063	—	—	4,756,063

Total Investments in Securities	$61,070,882	$108,300,694	—	$169,371,576

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Argentina	0.4
Brazil	7.4
Chile	0.8
China	31.0
Colombia	0.9
Hong Kong	1.7
Hungary	1.6
India	7.0
Indonesia	2.6
Macau	1.6
Mexico	3.9
Panama	1.0

Country	% of Long-Term Investments
Peru	1.8
Philippines	0.7
Russia	4.7
South Africa	7.4
South Korea	12.8
Taiwan	8.8
Thailand	1.0
Turkey	1.0
United Arab Emirates	0.4
United Kingdom	0.8
United States	0.7

100.0

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited) January 31, 2019

	Shares	Value
Common Stocks - 100.0%
Communication Services - 12.8%
Baidu, Inc., Sponsored ADR (China)*	20,341	$3,511,467
iQIYI, Inc., ADR (China)*,1	54,193	1,090,363
Tencent Holdings, Ltd. (China)	80,500	3,583,427
Tencent Music Entertainment Group, ADR (China)*,1	13,459	201,212
The Walt Disney Co. (United States)	1,861	207,539
Zee Entertainment Enterprises, Ltd. (India)	152,548	817,822
Total Communication Services		9,411,830
Consumer Discretionary - 32.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,1	21,711	3,658,086
Booking Holdings, Inc. (United States)*	94	172,284
Ctrip.com International, Ltd., ADR (China)*	66,745	2,222,609
Eicher Motors, Ltd. (India)	3,710	994,436
Hermes International (France)	457	273,875
Huazhu Group Ltd., ADR (China)[1]	8,581	272,447
LVMH Moet Hennessy Louis Vuitton SE (France)	2,885	925,507
MakeMyTrip, Ltd. (India)*	40,279	1,072,227
Maruti Suzuki India, Ltd. (India)	14,488	1,356,758
Moncler SpA (Italy)	16,682	627,820
Naspers, Ltd., N Shares (South Africa)	598	138,332
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	14,858	1,144,660
NIKE, Inc., Class B (United States)	3,166	259,232
Samsonite International, S.A. (United States)[2]	813,000	2,417,875
Sands China, Ltd. (Macau)	864,800	4,148,729
Starbucks Corp. (United States)	2,876	195,971
Tiffany & Co. (United States)	5,251	465,921
Yum China Holdings, Inc. (China)	86,574	3,155,622
Total Consumer Discretionary		23,502,391
Consumer Staples - 10.6%
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	238,500	399,490
Kweichow Moutai Co., Ltd., Class A (China)	22,993	2,374,898
LG Household & Health Care, Ltd. (South Korea)	2,179	2,479,214
Unilever, N.V. (United Kingdom)	2,989	160,061
Wal-Mart de Mexico, SAB de CV (Mexico)	334,500	878,659
Wuliangye Yibin Co., Ltd., Class A (China)	165,903	1,501,164
Total Consumer Staples		7,793,486
Financials - 27.0%
AIA Group, Ltd. (Hong Kong)	338,000	3,051,975
Bank Mandiri Persero Tbk PT (Indonesia)	1,197,500	641,769

	Shares	Value
China Construction Bank Corp., Class H (China)	1,800,900	$1,622,254
China Merchants Bank Co., Ltd., Class H (China)	312,500	1,377,736
Credicorp, Ltd. (Peru)	854	207,334
Grupo Financiero Banorte, S.A.B de CV (Mexico)	146,300	813,660
HDFC Bank, Ltd., ADR (India)	41,368	4,063,165
Kotak Mahindra (India)	45,821	810,845
Noah Holdings, Ltd., ADR (China)*	8,064	379,008
Ping An Insurance Group Co. of China, Ltd., Class H (China)	286,500	2,789,238
Sberbank of Russia PJSC, Sponsored ADR (Russia)	298,351	4,057,204
Total Financials		19,814,188
Health Care - 3.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	418,291	1,381,956
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	6,000	53,192
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	36,400	322,706
Novo Nordisk A/S, Class B (Denmark)	10,629	498,139
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	48,000	227,382
Yunnan Baiyao Group Co., Ltd., Class A (China)	29,657	345,302
Total Health Care		2,828,677
Industrials - 2.5%
Adani Ports & Special Economic Zone, Ltd. (India)	28,401	135,720
Copa Holdings, S.A., Class A (Panama)	5,321	504,697
FANUC Corp. (Japan)	5,100	867,416
Havells India, Ltd. (India)	34,371	345,815
Total Industrials		1,853,648
Information Technology - 8.5%
Infineon Technologies AG (Germany)	135,695	3,018,321
Mastercard, Inc., Class A (United States)	2,981	629,378
QUALCOMM, Inc. (United States)	52,636	2,606,535
Total Information Technology		6,254,234
Materials - 2.7%
Asian Paints, Ltd. (India)	48,374	962,956
Chr Hansen Holding A/S (Denmark)	10,574	1,004,169
Total Materials		1,967,125
Total Common Stocks (Cost $69,627,158)		73,425,579
Preferred Stock - 0.9%
Financials - 0.9%
Banco Bradesco, S.A. (Brazil)	53,312	661,576
Total Preferred Stock (Cost $428,775)		661,576

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 1.8%[3]
BNP Paribas SA, dated 01/31/19, due 02/01/19, 2.600% total to be received $1,000,072 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.375% - 7.000%, 02/01/20 - 12/01/48, totaling $1,020,000)	$1,000,000	$1,000,000
Industrial and Commercial Bank of China Financial Services LLC, dated 01/31/19, due 02/01/19, 2.570% total to be received $328,971 (collateralized by various U.S. Treasuries, 2.875% - 8.750%, 08/15/20 - 09/09/49, totaling $335,527)	328,948	328,948
Total Joint Repurchase Agreements		1,328,948

	Shares
Other Investment Companies - 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[4]	308,245	308,245

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $4,999,713 or 6.8% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2019, the value of these securities amounted to $2,645,257 or 3.6% of net assets.

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[4]	308,245	$308,245
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[4]	317,586	317,586
Total Other Investment Companies		934,076
Total Short-Term Investments (Cost $2,263,024)		2,263,024
Total Investments - 104.0% (Cost $72,318,957)		76,350,179
Other Assets, less Liabilities - (4.0)%		(2,914,349)
Net Assets - 100.0%		$73,435,830

[3]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$12,619,059	$10,883,332	—	$23,502,391
Financials	5,463,167	14,351,021	—	19,814,188
Communication Services	5,010,581	4,401,249	—	9,411,830
Consumer Staples	1,278,149	6,515,337	—	7,793,486
Information Technology	3,235,913	3,018,321	—	6,254,234
Health Care	—	2,828,677	—	2,828,677
Materials	—	1,967,125	—	1,967,125
Industrials	504,697	1,348,951	—	1,853,648
Preferred Stock†	661,576	—	—	661,576
Short-Term Investments
Joint Repurchase Agreements	—	1,328,948	—	1,328,948
Other Investment Companies	934,076	—	—	934,076

Total Investments in Securities	$29,707,218	$46,642,961	—	$76,350,179

†

All preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at october 31, 2018:

Common Stock
Balance as of October 31, 2018	$244,523
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(244,523)
Balance as of January 31, 2019	—
—
Net change in unrealized appreciation/depreciation on investments still held at January 31, 2019	—

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Brazil	0.9
China	42.1
Denmark	2.0
France	1.6
Germany	4.1
Hong Kong	4.1
India	14.3
Indonesia	0.9
Italy	0.8
Japan	1.2
Macau	5.6
Mexico	2.8
Panama	0.7
Peru	0.3
Russia	5.5
South Africa	0.2
South Korea	3.3
United Kingdom	0.2
United States	9.4

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at January 31, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
AMG GW&K Trilogy Emerging Markets Equity Fund	$9,055,735	$1,930,180	$7,188,983	$9,119,163
AMG GW&K Trilogy Emerging Wealth Equity Fund	4,999,713	1,328,948	3,711,227	5,040,175

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
AMG GW&K Trilogy Emerging Markets Equity Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-02/15/48
AMG GW&K Trilogy Emerging Wealth Equity Fund	U.S. Treasury Obligations	0.000%-8.750%	02/12/19-02/15/48

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 28, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: March 28, 2019